Plant, Property and Equipment, Net (Detail) - Schedule of property, plant and equipment (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: accumulated depreciation	$ (3,205,278)	$ (2,759,521)	$ (1,965,173)
	8,594,748	8,721,186	8,192,937
Building and Workshops [Member]
Property, plant and equipment, gross	7,361,148	7,604,331	7,197,084
Office Equipment [Member]
Property, plant and equipment, gross	567,318	465,596	269,916
Vehicles [Member]
Property, plant and equipment, gross	306,488	345,492	293,452
Machinery and Equipment [Member]
Property, plant and equipment, gross	3,020,506	2,643,008	2,397,658
Museum Decoration and Renovation [Member]
Property, plant and equipment, gross	$ 544,566	$ 422,280